Document and Entity Information	Dec. 05, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 05, 2025
Entity Registrant Name	CENTESSA PHARMACEUTICALS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-40445
Entity Tax Identification Number	98-1612294
Entity Address Address Line 1	3rd Floor
Entity Address Address Line 2	1 Ashley Road
Entity Address Address Line 3	Altrincham
Entity Address City Or Town	Cheshire
Entity Address Postal Zip Code	WA14 2DT
Entity Address Country	GB
Country Region	+1
City Area Code	617
Local Phone Number	468-5770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001847903
Ordinary shares, nominal value £0.002 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, nominal value £0.002 per share
Trading Symbol	CNTA
Security Exchange Name	NASDAQ
American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share
Trading Symbol	CNTA
Security Exchange Name	NASDAQ